Financial Instruments - Summary of carrying amounts of the financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 677.8	$ 611.1
Financial liabilities	2,408.7	2,401.4
Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	603.1	577.4
Financial liabilities	2,393.9	2,326.4
Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	74.8	33.8
Financial liabilities	2,209.0	2,250.7
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	274.7	259.3
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,066.2	2,115.9
Borrowings [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,066.2	2,115.9
Borrowings [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,194.2
Financial liabilities	2,194.2	2,246.9
Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.5	1.0
Foreign exchange forward contract [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10.5	1.0
Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.3	2.8
Foreign exchange collar contract [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4.3	2.8
Financial liabilities at amortised cost, category [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,065.7	2,115.0
Current financial liabilities	0.5	0.8
Financial liabilities at amortised cost, category [member] | Borrowings [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	2,065.7	2,115.0
Current financial liabilities	0.5	0.8
Financial liabilities at amortised cost, category [member] | Borrowings [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		2,246.9
Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221.0
Financial liabilities at amortised cost, category [member] | Trade payables [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221.0
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81.5	75.1
Financial liabilities at amortised cost, category [member] | Lease liabilities [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81.5	75.1
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25.3	30.3
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25.3	30.3
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		176.3
Financial liabilities at amortised cost, category [member] | Trade and other payables [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		176.3
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	262.0
Financial assets at amortised cost, category [member] | Trade receivables [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	262.0
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	320.1
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	320.1
Financial assets at amortised cost, category [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	20.9
Financial assets at amortised cost, category [member] | Other financial assets [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	20.9
Financial assets at amortised cost, category [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		245.6
Financial assets at amortised cost, category [member] | Trade and other receivables [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		245.6
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		302.7
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		302.7
Financial assets at amortised cost, category [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		29.0
Financial assets at amortised cost, category [member] | Other financial assets [member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		29.0
Financial assets at fair value through profit or loss, category [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	65.7	33.8
Financial assets at fair value through profit or loss, category [member] | Embedded derivatives [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	65.7	$ 33.8
Financial assets at fair value through profit or loss, category [member] | Foreign exchange contracts not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.7
Financial assets at fair value through profit or loss, category [member] | Foreign exchange contracts not designated as hedging instrument [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.7
Financial assets at fair value through profit or loss, category [member] | Interest rate cap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.4
Financial assets at fair value through profit or loss, category [member] | Interest rate cap [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0.4